Operating Segments (Tables)	6 Months Ended
Jun. 30, 2023
Texts Block [Abstract]
Summary of Information about Each Reportable Segment and Reconciliation

Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	For six months ended June 30
	2023	2022
(in $ millions)	$	$
Segment Adjusted EBITDA
Deliveries	129	(90)
Mobility	315	207
Financial services	(145)	(217)
Enterprise and new initiatives	23	6
Total reportable Segment Adjusted EBITDA	322	(94)
Regional corporate costs	(408)	(426)
Net interest income (expenses)	32	(45)
Other income (expenses)	(5)	3
Income tax expenses	(7)	(3)
Depreciation and amortization	(72)	(72)
Share-based compensation expenses	(168)	(231)
Unrealized foreign exchange loss	9	4
Impairment losses on goodwill and non-financial assets	*	(3)
Fair value changes on investments	(46)	(133)
Restructuring costs	(51)	(1)
Legal, tax and regulatory settlement provisions	(3)	(6)
Loss for the period	(397)	(1,007)

* Amount less than $1 million